Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.
Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2022
	(US$ thousand)
Cost:
Network equipment	$27,804	$27,369
Leasehold improvements	2,755	3,784
Electronic equipment	3,324	3,706
Furniture, computers and office equipment	1,064	1,057
Self-developed software	—	830
Total cost	34,947	36,746
Less: accumulated depreciation	(16,879)	(25,125)
Capitalized internal-use software development costs	844	91
Construction in progress	282	1,234
Property and equipment, net	$19,194	$12,946

Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 were US$4.5 million, US$8.3 million and US$9.5 million, respectively.